UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

AllianzGI Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2017 (unaudited)

Shares		Value*
COMMON STOCK - 64.5%
Aerospace & Defense - 1.7%
46,700	Boeing Co. (e)	$8,631,561
15,390	United Technologies Corp.	1,831,256
		10,462,817
Automobiles - 1.0%
547,300	Ford Motor Co.	6,277,531

Banks - 1.3%
96,000	Bank of America Corp.	2,240,640
101,000	Wells Fargo & Co.	5,437,840
		7,678,480
Beverages - 2.5%
164,300	Coca-Cola Co.	7,089,545
72,000	PepsiCo, Inc. (e)	8,156,160
		15,245,705
Biotechnology - 4.4%
138,100	AbbVie, Inc. (e)	9,106,314
52,700	Amgen, Inc.	8,606,964
9,700	Biogen, Inc. (i)	2,630,737
4,850	Bioverativ, Inc. (i)	285,228
91,000	Gilead Sciences, Inc.	6,238,050
		26,867,293
Building Products - 0.9%
133,544	Johnson Controls International PLC	5,551,424

Chemicals - 1.4%
46,400	Chemours Co.	1,869,456
56,400	Monsanto Co.	6,576,804
		8,446,260
Construction & Engineering - 0.1%
15,200	Fluor Corp.	780,064

Diversified Telecommunication Services - 1.1%
140,400	Verizon Communications, Inc.	6,445,764

Electric Utilities - 0.6%
97,185	Exelon Corp.	3,365,517

Electronic Equipment, Instruments & Components - 2.2%
103,900	Amphenol Corp., Class A	7,513,009
208,840	Corning, Inc. (e)	6,025,034
		13,538,043
Energy Equipment & Services - 2.2%
103,271	Baker Hughes, Inc.	6,131,199
53,600	National Oilwell Varco, Inc.	1,874,392
72,000	Schlumberger Ltd.	5,226,480
		13,232,071
Food & Staples Retailing - 3.3%
44,900	Costco Wholesale Corp.	7,970,648
182,400	Kroger Co.	5,408,160
74,100	Walgreens Boots Alliance, Inc.	6,412,614
		19,791,422
Health Care Equipment & Supplies - 0.9%
93,300	Baxter International, Inc. (e)	5,194,944

Health Care Providers & Services - 2.3%
46,400	McKesson Corp.	6,416,656
44,400	UnitedHealth Group, Inc.	7,764,672
		14,181,328

Hotels, Restaurants & Leisure - 2.5%
46,400	McDonald’s Corp.	6,492,752
33,700	MGM Resorts International (e)	1,034,927
128,900	Starbucks Corp. (e)	7,741,734
		15,269,413
Household Products - 1.2%
83,000	Procter & Gamble Co. (e)	7,248,390

Industrial Conglomerates - 2.1%
37,100	3M Co.	7,265,293
184,485	General Electric Co.	5,348,220
		12,613,513
Insurance - 1.2%
67,300	Prudential Financial, Inc. (e)	7,203,119

Internet & Catalog Retail - 1.9%
12,800	Amazon.com, Inc. (e)(i)	11,839,872

Internet Software & Services - 4.8%
26,800	Alibaba Group Holding Ltd., ADR (e)(i)	3,095,400
14,305	Alphabet, Inc., Class A (e)(i)	13,225,259
85,900	Facebook, Inc., Class A (e)(i)	12,906,475
		29,227,134
IT Services - 2.4%
42,400	International Business Machines Corp.	6,796,296
85,600	Visa, Inc., Class A	7,808,432
		14,604,728
Machinery - 1.8%
85,100	AGCO Corp.	5,445,549
47,800	Deere & Co.	5,334,958
		10,780,507
Media - 3.2%
243,600	Comcast Corp., Class A (e)	9,546,684
88,200	Walt Disney Co.	10,195,920
		19,742,604
Metals & Mining - 0.1%
23,400	Freeport-McMoRan, Inc. (i)	298,350

Multi-line Retail - 1.7%
126,482	Macy’s, Inc.	3,695,804
118,000	Target Corp.	6,590,300
		10,286,104
Oil, Gas & Consumable Fuels - 1.8%
257,162	Chesapeake Energy Corp. (i)	1,352,672
83,400	Occidental Petroleum Corp.	5,132,436
3,872	Southwestern Energy Co. (i)	29,079
72,400	Valero Energy Corp.	4,677,764
		11,191,951
Pharmaceuticals - 1.0%
108,500	Bristol-Myers Squibb Co.	6,081,425

Road & Rail - 0.9%
51,300	Union Pacific Corp. (e)	5,743,548

Semiconductors & Semiconductor Equipment - 4.2%
4,300	Broadcom Ltd. (e)	949,483
275,700	Intel Corp. (e)	9,966,555
128,100	QUALCOMM, Inc.	6,884,094
96,000	Texas Instruments, Inc. (e)	7,601,280
		25,401,412
Software - 3.7%
23,200	Adobe Systems, Inc. (i)	3,102,768
198,500	Microsoft Corp.	13,589,310

130,100	Oracle Corp.	5,849,296
		22,541,374
Specialty Retail - 1.8%
71,000	Home Depot, Inc. (e)	11,083,100

Technology Hardware, Storage & Peripherals - 2.3%
95,900	Apple, Inc. (e)	13,776,035

Total Common Stock (cost-$436,068,879)		391,991,242

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 22.5%
Apparel & Textiles - 0.4%
$2,595	Iconix Brand Group, Inc., 1.50%, 3/15/18	2,487,956

Auto Components - 0.7%
2,525	Meritor, Inc., 7.875%, 3/1/26	4,511,859

Auto Manufacturers - 0.7%
	Tesla, Inc.,
2,820	0.25%, 3/1/19	2,966,287
1,000	2.375%, 3/15/22	1,123,125
		4,089,412
Biotechnology - 0.8%
3,000	Medicines Co., 2.50%, 1/15/22	4,786,875

Commercial Services - 0.6%
2,000	Cardtronics, Inc., 1.00%, 12/1/20	2,063,750
1,505	Live Nation Entertainment, Inc., 2.50%, 5/15/19	1,683,719
		3,747,469
Computers - 0.4%
690	Carbonite, Inc., 2.50%, 4/1/22 (a)(b)	759,000
1,500	Electronics For Imaging, Inc., 0.75%, 9/1/19	1,597,500
		2,356,500
Diversified Financial Services - 0.6%
410	Encore Capital Group, Inc., 3.25%, 3/15/22 (a)(b)	392,319
3,625	PRA Group, Inc., 3.00%, 8/1/20	3,257,969
		3,650,288
Electric Utilities - 0.4%
2,265	NRG Yield, Inc., 3.25%, 6/1/20 (a)(b)	2,238,103

Electrical Equipment - 0.7%
	SunPower Corp.,
3,000	0.875%, 6/1/21	2,355,000
2,135	4.00%, 1/15/23	1,722,678
		4,077,678
Energy-Alternate Sources - 0.3%
1,700	SolarCity Corp., 1.625%, 11/1/19	1,554,438
	SunEdison, Inc. (a)(b)(c)(h),
4,000	2.625%, 6/1/23 (acquisition cost - $4,134,388; purchased 6/5/15)	50,000
1,000	3.375%, 6/1/25 (acquisition cost - $361,809; purchased 1/8/16)	12,500
		1,616,938
Equity Real Estate Investment Trusts (REITs) - 0.7%
2,225	Extra Space Storage L.P., 3.125%, 10/1/35 (a)(b)	2,326,516
2,000	Two Harbors Investment Corp., 6.25%, 1/15/22	2,091,250
		4,417,766
Healthcare-Products - 1.1%
2,400	Hologic, Inc., 2.00%, 3/1/42 (g)	3,508,500
500	Nevro Corp., 1.75%, 6/1/21	610,625
2,135	Wright Medical Group, Inc., 2.00%, 2/15/20	2,511,294
		6,630,419

Healthcare-Services - 0.9%
	Molina Healthcare, Inc.,
2,565	1.125%, 1/15/20	3,475,575
2,075	1.625%, 8/15/44	2,277,312
		5,752,887
Home Builders - 0.2%
1,205	CalAtlantic Group, Inc., 1.25%, 8/1/32	1,227,594

Internet - 2.3%
2,500	FireEye, Inc., 1.00%, 6/1/35, Ser. A	2,371,875
1,700	Pandora Media, Inc., 1.75%, 12/1/20	1,667,062
3,500	Priceline Group, Inc., 0.35%, 6/15/20	5,120,937
2,650	Web.com Group, Inc., 1.00%, 8/15/18	2,595,344
2,390	WebMD Health Corp., 2.625%, 6/15/23 (a)(b)	2,313,819
		14,069,037
Media - 1.5%
3,780	DISH Network Corp., 3.375%, 8/15/26 (a)(b)	4,644,675
1,765	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	2,081,597
1,950	Liberty Media Corp., 2.25%, 9/30/46 (a)(b)	2,134,031
		8,860,303
Metal Fabricate/Hardware - 0.2%
1,095	RTI International Metals, Inc., 1.625%, 10/15/19	1,305,103

Mining - 0.3%
1,500	Royal Gold, Inc., 2.875%, 6/15/19	1,602,188

Oil, Gas & Consumable Fuels - 1.2%
855	Chesapeake Energy Corp., 5.50%, 9/15/26 (a)(b)	845,381
750	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22	693,281
2,000	Nabors Industries, Inc., 0.75%, 1/15/24 (a)(b)	1,731,250
1,500	SM Energy Co., 1.50%, 7/1/21	1,486,875
2,240	Weatherford International Ltd., 5.875%, 7/1/21	2,668,400
		7,425,187
Pharmaceuticals - 0.4%
900	Jazz Investments I Ltd., 1.875%, 8/15/21	1,001,250
1,115	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	1,186,081
		2,187,331
Pipelines - 0.4%
4,000	Cheniere Energy, Inc., 4.25%, 3/15/45	2,740,000

Retail - 0.5%
3,495	RH, zero coupon, 6/15/19 (a)(b)	3,128,025

Semiconductors - 4.7%
695	Advanced Micro Devices, Inc., 2.125%, 9/1/26	1,281,406
1,000	Cypress Semiconductor Corp., 4.50%, 1/15/22 (a)(b)	1,235,625
2,615	Inphi Corp., 0.75%, 9/1/21 (a)(b)	2,688,547
2,000	Integrated Device Technology, Inc., 0.875%, 11/15/22	2,038,750
	Intel Corp.,
1,925	3.25%, 8/1/39	3,369,963
1,895	3.479%, 12/15/35	2,585,491
	Microchip Technology, Inc.,
2,550	1.625%, 2/15/25	3,740,531
4,575	1.625%, 2/15/27 (a)(b)	4,706,531
	Micron Technology, Inc.,
500	2.125%, 2/15/33, Ser. F	1,286,250
2,190	3.00%, 11/15/43, Ser. G	2,376,150
2,270	Rovi Corp., 0.50%, 3/1/20	2,252,975
1,000	Teradyne, Inc., 1.25%, 12/15/23 (a)(b)	1,256,250
		28,818,469
Software - 0.9%
500	Akamai Technologies, Inc., zero coupon, 2/15/19	498,753
2,000	CSG Systems International, Inc., 4.25%, 3/15/36	2,082,500
1,250	ServiceNow, Inc., zero coupon, 11/1/18	1,687,500
825	Workday, Inc., 0.75%, 7/15/18	963,703
		5,232,456

Telecommunications - 1.2%
	Finisar Corp.,
1,200	0.50%, 12/15/33	1,266,750
2,785	0.50%, 12/15/36 (a)(b)	2,600,494
1,300	Gogo, Inc., 3.75%, 3/1/20	1,158,625
1,500	InterDigital, Inc., 1.50%, 3/1/20	2,025,000
		7,050,869
Tobacco - 0.3%
1,700	Vector Group Ltd., 1.75%, 4/15/20 (f)	1,958,188

Transportation - 0.1%
600	Greenbrier Cos., Inc., 2.875%, 2/1/24 (a)(b)	641,250
Total Convertible Bonds & Notes (cost-$139,478,505)		136,610,150

Shares
CONVERTIBLE PREFERRED STOCK - 10.3%
Agriculture - 0.9%
48,800	Bunge Ltd., 4.875% (d)	5,249,050

Banks - 1.4%
3,965	Bank of America Corp., 7.25%, Ser. L (d)	4,811,210
770	Huntington Bancshares, Inc., 8.50%, Ser. A (d)	1,070,878
2,195	Wells Fargo & Co., 7.50%, Ser. L (d)	2,787,650
		8,669,738
Commercial Services & Supplies - 0.4%
29,890	Stericycle, Inc., 5.25%, 9/15/18	2,212,159

Computers - 0.6%
2,135	NCR Corp., 5.50%, PIK (d)	3,376,502

Diversified Telecommunication Services - 0.3%
42,905	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A	1,902,408

Electric Utilities - 1.3%
58,650	AES Trust III, 6.75%, 10/15/29	2,956,546
105,000	Exelon Corp., 6.50%, 6/1/17	5,185,950
		8,142,496
Equity Real Estate Investment Trusts (REITs) - 1.4%
36,635	American Tower Corp., 5.50%, 2/15/18	4,240,501
98,900	FelCor Lodging Trust, Inc., 1.95%, Ser. A (d)	2,508,104
30,000	Welltower, Inc., 6.50%, Ser. I (d)	1,896,300
		8,644,905
Food & Beverage - 0.3%
11,900	Post Holdings, Inc., 2.50% (d)	1,889,869

Food Products - 0.2%
13,800	Tyson Foods, Inc., 4.75%, 7/15/17	957,030

Health Care Providers & Services - 0.7%
85,670	Anthem, Inc., 5.25%, 5/1/18	4,401,725

Investment Companies - 0.4%
20,050	Mandatory Exchangeable Trust, 5.75%, 6/3/19 (a)(b)	2,759,181

Oil, Gas & Consumable Fuels - 0.8%
25,000	ATP Oil & Gas Corp., 8.00% (a)(b)(d)(h) (acquisition cost - $3,160,750; purchased 4/21/10)	25
46,870	Kinder Morgan, Inc., 9.75%, 10/26/18, Ser. A	2,158,363
39,900	Southwestern Energy Co., 6.25%, 1/15/18, Ser. B	737,352
35,410	WPX Energy, Inc., 6.25%, 7/31/18, Ser. A	1,940,114
		4,835,854
Pharmaceuticals - 1.1%
6,005	Allergan PLC, 5.50%, 3/1/18, Ser. A	5,199,009
2,960	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	1,687,644
		6,886,653
Wireless Telecommunication Services - 0.5%
25,160	T-Mobile U.S., Inc., 5.50%, 12/15/17	2,760,555

Total Convertible Preferred Stock (cost-$69,229,773)		62,688,125

Principal Amount (000s)
CORPORATE BONDS & NOTES (a)(b)- 0.7%
Oil, Gas & Consumable Fuels - 0.7%
	Cobalt International Energy, Inc.,
$2,509	7.75%, 12/1/23	1,555,580
3,200	10.75%, 12/1/21	3,176,000
Total Corporate Bonds & Notes (cost-$6,438,876)		4,731,580

Repurchase Agreements - 1.8%
10,656	State Street Bank and Trust Co., dated 4/28/17, 0.09%, due 5/1/17, proceeds $10,656,080; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $10,873,745 including accrued interest (cost-$10,656,000)	10,656,000

Total Investments, before options written (cost-$661,872,033) (j)-99.8%		606,677,097

Contracts
Call Options Written (CBOE)(i)- (0.0)%
765	AbbVie, Inc., strike price $70.00, expires 5/19/17	(8,415)
160	Alibaba Group Holding Ltd., strike price $125.00, expires 5/19/17	(8,080)
85	Alphabet, Inc., strike price $950.00, expires 5/19/17	(24,650)
75	Amazon.com, Inc., strike price $975.00, expires 5/19/17	(12,975)
230	Baxter International, Inc., strike price $55.50, expires 5/19/17	(20,470)
280	Boeing Co., strike price $192.50, expires 5/19/17	(5,880)
25	Broadcom Ltd., strike price $232.50, expires 5/19/17	(1,937)
1,220	Comcast Corp., strike price $41.00, expires 5/19/17	(14,030)
525	Corning, Inc., strike price $29.00, expires 5/19/17	(19,425)
355	Home Depot, Inc., strike price $162.50, expires 5/19/17	(33,015)
690	Intel Corp., strike price $38.00, expires 5/19/17	(1,725)
235	McDonald’s Corp., strike price $140.00, expires 5/19/17	(36,308)
170	MGM Resorts International, strike price $31.00, expires 5/19/17	(9,690)
360	PepsiCo, Inc., strike price $120.00, expires 5/19/17	(1,260)
415	Procter & Gamble Co., strike price $95.00, expires 5/19/17	(3,942)
775	Starbucks Corp., strike price $65.50, expires 5/19/17	(14,110)
580	Texas Instruments, Inc., strike price $86.00, expires 5/19/17	(2,900)
260	Union Pacific Corp., strike price $121.00, expires 5/19/17	(2,860)
Total Call Options Written (cost-$218,588)		(221,672)

Total Investments, net of options written (cost-$661,653,445)-99.8%		606,455,425
Other assets less other liabilities-0.2%		1,223,631
Net Assets-100.0%		$607,679,056

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation.  The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $43,276,699, representing 7.1% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $43,276,699, representing 7.1% of net assets.

(c)	In default.

(d)	Perpetual maturity. The date shown, if any, is the next call date.

(e)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(h)	Restricted. The aggregate acquisition cost of such securities is $7,656,947. The aggregate value is $62,525, representing less than 0.05% of net assets.

(i)	Non-income producing.

(j)

At April 30, 2017, the aggregate cost basis of portfolio securities (before call options written) for federal income tax purposes was $662,036,306. Gross unrealized appreciation was $28,225,962; gross unrealized depreciation was $83,585,171; and net unrealized depreciation was $55,359,209. The difference between book and tax cost was attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

(k)	Transactions in call options written for the three months ended April 30, 2017:

	Contracts	Premiums
Options outstanding, January 31, 2017	9,220	$278,983
Options written	19,231	665,385
Options terminated in closing transactions	(5,405)	(138,454)
Options expired	(15,841)	(587,326)
Options outstanding, April 30, 2017	7,205	$218,588

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at April 30, 2017 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/17
Investments in Securities - Assets
Common Stock	$391,991,242	$—	$—	$391,991,242
Convertible Bonds & Notes	—	136,610,150	—	136,610,150
Convertible Preferred Stock:
Agriculture	—	5,249,050	—	5,249,050
Computers	—	3,376,502	—	3,376,502
Food & Beverage	—	1,889,869	—	1,889,869
Investment Companies	—	2,759,181	—	2,759,181
Oil, Gas & Consumable Fuels	4,835,829	25	—	4,835,854
Pharmaceuticals	5,199,009	1,687,644	—	6,886,653
All Other	37,691,016	—	—	37,691,016
Corporate Bonds & Notes	—	4,731,580	—	4,731,580
Repurchase Agreements	—	10,656,000	—	10,656,000
	439,717,096	166,960,001	—	606,677,097
Investments in Securities - Liabilities
Call Options Written:
Market Price	(221,672)	—	—	(221,672)
Totals	$439,495,424	$166,960,001	$—	$606,455,425

At April 30, 2017, the Fund had no transfers between levels.

Glossary:

ADR - American Depositary Receipt

CBOE - Chicago Board Options Exchange

PIK - Payment-in-Kind

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Equity & Convertible Income Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: June 23, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: June 23, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 23, 2017